Other Gains And Losses, Net - Summary Of Other Gains And Losses Net (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Detailed Information Of Other Gains And Losses [Line Items]
Net exchange gain (loss)	$ 4,592	$ (377)	$ 343
Recovery of accounts and other receivables written off	154	71
Change in fair value on derivative financial liabilities	0	0	(5,929)
Total	$ 4,746	$ (306)	$ (5,586)